ESOP Expense - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended					12 Months Ended
	Jun. 30, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 ESOP [Member]	Mar. 31, 2013 ESOP [Member]	Sep. 30, 2011 Common Shares Issued for Stock Options [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
ESOP plan scheme		The Company matches the first 3% and one-half of the next 2% of eligible employee salary deferrals by contributing shares of Alion common stock to the ESOP Trust on March 31 and September 30 each year.
Percentage of employer contribution as a percentage of employee contribution deferral		3.00%
Percentage of salary		2.00%
Eligible employee compensation in common stock	1.00%	2.50%
Eligible employee compensation in cash	1.50%
Recognized ESOP expense		$ 13,800,000	$ 13,800,000	$ 13,200,000
Prior year expense				1,200,000			11,000,000
Employee funds used for purchase of common stock		930,000
Estimated fair value of share price					$ 8.10	$ 16.25
Redeemable common stock, issued value		$ 13,800,000